Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

3. PROPERTY AND EQUIPMENT

Property and equipment stated at cost, less accumulated depreciation, and amortization consisted of the following:

	March 31, 2021	December 31, 2020

Machinery and Equipment	$9,588,000	$8,908,000
Vehicles	71,800	73,500
Furniture and Fixtures	145,300	136,300
Leasehold Improvements	7,000	7,000

Total Fixed Assets	9,812,100	9,124,800

Less Accumulated Depreciation	(1,107,200)	(948,800)

Fixed Assets, Net	$8,704,900	$8,176,000

Depreciation expense was $240,200 and $141,900 for the three months ended March 31, 2021 and 2020, respectively.

3. PROPERTY AND EQUIPMENT

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2020	December 31, 2019

Machinery and Equipment	$8,908,000	$5,654,100
Vehicles	73,500	83,600
Furniture and Fixtures	136,300	54,900
Leasehold Improvements	7,000	7,000

Total Fixed Assets	9,124,800	5,799,600

Less Accumulated Depreciation	(948,800)	(727,700)

Fixed Assets, Net	$8,176,000	$5,071,900

Depreciation expense was $619,800 and $427,600 for the years ended December 31, 2020 and 2019, respectively.